Cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reconciliation of Net Income to Net Cash Flow Generated from Operating Activities and Other Non-cash Transactions

(a)	Reconciliation of net income to net cash flow generated from operating activities before interest and tax

	Year Ended December 31,
	2019	2018

Income (loss) for the year	$(476,918)	$394,274

Adjustments for:
Depreciation and amortization	192,052	211,201
Impairment charges	596,906	-
Finance items:
Interest income	(106,335)	(154,668)
Interest and accretion expense	10,021	52,489
Unrealized foreign exchange losses (gains)	(131)	851
Inventory write downs (reversals)	(2,161)	14,031
Write off of property, plant and equipment	2,293	3,373
Income and other taxes	157,133	(140,644)
Other items	87	(219)

Net change in non-cash operating working capital items:
(Increase) decrease in:
Inventories	31,093	(983)
Trade, other receivables and prepaid expenses	(938)	(8,377)
(Decrease) increase in:
Trade and other payables	(14,106)	(15,886)
Deferred revenue	(47,266)	7,564
Cash generated from operating activities before interest and tax	$341,730	$363,006

(b)	Supplementary information regarding other non-cash transactions
The
non-cash
investing and financing activities relating to operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31
	2019	2018
Investing activities
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$14,324	$26,930